Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Statutory Tax Expense (Benefit)

A reconciliation of the Company’s statutory tax expense (benefit) to our actual tax expense (benefit) is as follows:

	Year Ended
(Dollars in thousands)	December 31, 2016	December 31, 2015

Federal statutory rate at 34 percent	$(5,157)	$(6,206)
State taxes, net of federal tax expense (benefit)	(422)	(499)

Nondeductible interest	1,374	2,002
Stock-based compensation	414	59
Nondeductible meals & entertainment	9	21
Other	328	84
Change in valuation allowance	$3,454	$4,539

Schedule of Deferred Tax and Assets and Liabilities

The components of the Company’s net deferred tax assets and liabilities are as follows:

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Deferred Tax Assets:
Non-Current:
Net operating loss carry forward	$11,080	$7,662
Finite-lived intangibles	552	394
Non-qualified stock-based compensation	347	347
Property, plant and equipment	20	22

Current:
Accounts receivable allowance	4	4
Accrued expenses	878	998
Gross deferred tax assets	12,881	9,427

Deferred Tax Liabilities:
Non-Current:
Amortization of indefinite-lived intangible	(13)	(8)
Property, plant and equipment	—	—
Gross deferred tax liabilities	(13)	(8)
Net deferred tax assets before valuation allowance	12,868	9,419
Less: valuation allowance	(12,868)	(9,419)
Total net deferred tax asset (liability)	$—	$—